NON-CONTROLLING INTERESTS (Details)		1 Months Ended				9 Months Ended
	Jun. 30, 2015	Jul. 31, 2015 director	Jun. 30, 2014 USD ($) shares	Feb. 28, 2013 USD ($) shares	Oct. 31, 2012 USD ($) shares	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
NON-CONTROLLING INTERESTS
Non-controlling interests							$ 167,302,271	¥ 1,063,306,311	¥ 848,548,293
Aggregate consideration from issuance of convertible preferred shares						¥ 164,565,161
Offline travel agency
NON-CONTROLLING INTERESTS
Non-controlling interests								399,070,509	367,705,496
Travelfusion
NON-CONTROLLING INTERESTS
Non-controlling interests								284,770,666
Online Trip Package Service Provider
NON-CONTROLLING INTERESTS
Non-controlling interests								136,457,183	136,890,011
Technology company focusing on hotel customer reviews
NON-CONTROLLING INTERESTS
Non-controlling interests								122,904,216	125,442,240
ezTravel
NON-CONTROLLING INTERESTS
Non-controlling interests								23,603,314	22,769,589
Tujia
NON-CONTROLLING INTERESTS
Non-controlling interests									130,343,575
Tujia | Series A preferred shares
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares					70,380,000
Aggregate consideration from issuance of convertible preferred shares | $					$ 14,600,000
Tujia | Series B Preferred Shares
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares				33,333,333
Aggregate consideration from issuance of convertible preferred shares | $				$ 36,700,000
Tujia | Series C Preferred Stock
NON-CONTROLLING INTERESTS
Shares issued under the share purchase agreement (in shares) | shares			30,465,080
Aggregate consideration from issuance of convertible preferred shares | $			$ 75,000,000
Others
NON-CONTROLLING INTERESTS
Non-controlling interests								¥ 96,500,423	¥ 65,397,382
Tujia
NON-CONTROLLING INTERESTS
Percentage of interest before sale of redeemable convertible preferred shares	50.00%	50.00%
Percentage of interest after sale of redeemable convertible preferred shares		45.00%
Number Of Seats Allocated | director		6
Number Of Board Of Directors Seats | director		12